Parent Company Financial Statements	12 Months Ended
Dec. 31, 2013
Parent Company Financial Statements [Abstract]
Parent Company Financial Statements

NOTE 27 — PARENT COMPANY FINANCIAL STATEMENTS

The following tables present the Parent Company only financial statements.

Condensed Parent Company Only Balance Sheet (dollars in millions)

	December 31,	December 31,
	2013	2012
Assets:
Cash and deposits	$ 1,533.5	$ 1,307.4
Cash held at bank subsidiary	62.0	15.2
Investment securities	2,096.6	750.3
Receivables from nonbank subsidiaries	12,871.1	15,197.9
Receivables from bank subsidiaries	5.6	15.6
Investment in nonbank subsidiaries	6,533.4	6,547.2
Investment in bank subsidiaries	2,599.6	2,437.2
Goodwill	334.6	345.9
Other assets	853.2	547.7
Total Assets	$ 26,889.6	$ 27,164.4
Liabilities and Equity:
Long-term borrowings	$ 12,531.6	$ 11,822.6
Liabilities to nonbank subsidiaries	4,840.9	6,386.8
Other liabilities	678.3	620.2
Total Liabilities	18,050.8	18,829.6
Total Stockholders’ Equity	8,838.8	8,334.8
Total Liabilities and Equity	$ 26,889.6	$ 27,164.4

Condensed Parent Company Only Statements of Operations and Comprehensive Income (dollars in millions)

	Years Ended December 31,
	2013	2012	2011
Income
Interest income from nonbank subsidiaries	$ 636.6	$ 737.6	$ 730.0
Interest and dividends on interest bearing deposits and investments	2.0	2.6	3.2
Dividends from nonbank subsidiaries	551.1	834.0	-
Other income from subsidiaries	50.8	181.0	413.7
Other income	(4.6)	(37.7)	47.8
Total income	1,235.9	1,717.5	1,194.7
Expenses
Interest expense	(686.9)	(2,345.9)	(2,141.5)
Interest expense on liabilities to subsidiaries	(199.6)	(293.6)	(568.1)
Other expenses	(220.4)	(242.3)	(420.4)
Total expenses	(1,106.9)	(2,881.8)	(3,130.0)
Income (loss) before income taxes and equity in undistributed net income of subsidiaries	129.0	(1,164.3)	(1,935.3)
Benefit for income taxes	367.9	482.2	656.6
Income (loss) before equity in undistributed net income of subsidiaries	496.9	(682.1)	(1,278.7)
Equity in undistributed net income of bank subsidiaries	95.9	41.3	67.2
Equity in undistributed net income of nonbank subsidiaries	82.9	48.5	1,226.3
Net income (loss)	675.7	(592.3)	14.8
Other Comprehensive income (loss), net of tax	4.1	4.9	(81.5)
Comprehensive income (loss)	$ 679.8	$ (587.4)	$ (66.7)

Condensed Parent Company Only Statements of Cash Flows (dollars in millions)

	Years Ended December 31,
	2013	2012	2011
Cash Flows From Operating Activities:
Net income (loss)	$ 675.7	$ (592.3)	$ 14.8
Equity in undistributed (earnings) losses of subsidiaries	(178.8)	(89.8)	(1,293.5)
Other operating activities, net	(88.2)	1,524.3	2,704.1
Net cash flows provided by operations	408.7	842.2	1,425.4
Cash Flows From Investing Activities:
Decrease (Increase) in investments and advances to subsidiaries	21.0	4,053.1	17,291.2
(Increase) decrease in Investment securities	(1,346.2)	89.1	(839.4)
Net cash flows (used in) provided by investing activities	(1,325.2)	4,142.2	16,451.8
Cash Flows From Financing Activities:
Proceeds from the issuance of term debt	735.2	9,750.0	2,000.0
Repayments of term debt	(60.5)	(15,239.8)	(6,020.6)
Repurchase of common stock	(193.4)	-	-
Dividends paid	(20.1)	-	-
Net change in liabilities to subsidiaries	728.2	(1,139.5)	(13,614.7)
Net cash flows provided by (used in) financing activities	1,189.4	(6,629.3)	(17,635.3)
Net increase (decrease) in unrestricted cash and cash equivalents	272.9	(1,644.9)	241.9
Unrestricted cash and cash equivalents, beginning of period	1,322.6	2,967.5	2,725.6
Unrestricted cash and cash equivalents, end of period	$ 1,595.5	$ 1,322.6	$ 2,967.5